Annual Total Returns[BarChart] - DWS High Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.02%	14.73%	7.04%	1.90%	(3.47%)	12.78%	7.17%	(2.46%)	14.65%	5.94%